Concentration and Risks - Schedule of Other Receivables from Related Parties Concentration of Credit Risk (Details) - Other Receivables - Credit Risk - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Xiaomi Inc
Concentration Risk [Line Items]
Other receivables	¥ 112,320	¥ 24,160
Concentration risk, percentage	100.00%	42.00%
Xiaomi H.K. Limited
Concentration Risk [Line Items]
Other receivables		¥ 33,448
Concentration risk, percentage		58.00%